Description of Business and Organization (Details Narrative) (10 K) - KRW (₩)		3 Months Ended	12 Months Ended
	Jul. 25, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares issued		22,927,992	22,927,992	22,061,317
Common stock, shares outstanding		22,927,992	22,927,992	22,061,317
Pollex, Inc. [Member]
Adjustment of operation		₩ 0	₩ 0
Common stock, shares issued		1,012,233	1,012,233
Common stock, shares outstanding		1,012,233	1,012,233
Number of restricted shares exchange of common stock		1,026,317	1,026,317
Share Exchange Agreement [Member] | e-Marine Co., Ltd [Member]
Equity interest, percentage	100.00%
Share Exchange Agreement [Member] | e-Marine Co., Ltd [Member] | Restricted Stock [Member]
Equity interest shares exchange during the period	14,975,000